Fair Value Measurements - Reconciliation of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Warrant Liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 523	$ 201
Additions		536
Loss included in other income (expense), net		214
Ending balance		523
Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	201
Additions		0
Loss included in other income (expense), net		201
Ending balance		0
Common Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	523	0
Additions		536
Loss included in other income (expense), net		13
Ending balance		523
Fair Value, Inputs, Level 3 [Member] | Common Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	523
Loss included in other income (expense), net	1,042
Ending balance	$ 1,565	$ 523